Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2019
Statement of Financial Position [Abstract]
Accounts receivable, net of allowance	$ 78,530	$ 78,530	$ 27,097
Inventory, net of allowance	824,295	596,005	578,062
Property and equipment, net of accumulated depreciation	65,188	54,988	39,536
Convertible notes payable, net of discounts	$ 0	622,134	1,067,949
Convertible notes payable, net of discounts		$ 0	$ 291,681
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	1,824,000	7,296,000	7,296,000
Preferred stock, shares outstanding	1,824,000	7,296,000	7,296,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, shares issued	457,415,546	404,908,141	358,489,928
Common stock, shares outstanding	457,415,546	404,908,141	358,489,928